Note 23 (Tables)	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Provisions Breakdown By Concepts [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	June 2023	December 2022
Provisions for pensions and similar obligations		2,581	2,632
Other long term employee benefits		454	466
Provisions for taxes and other legal contingencies	6.1	686	685
Commitments and guarantees given	30	748	770
Other provisions ⁽¹⁾		390	380
Total		4,859	4,933
(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.